Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash and cash equivalents	$ 411,223	$ 2,312,279	$ 3,175,292	$ 9,895,463
Accounts receivable	653,445	637,845
Accounts payable	(878,699)	(271,600)
Total assets	9,165,199	13,050,144
Amounts held in CAD [Member]
Statement [Line Items]
Cash and cash equivalents	15,882	1,983,028
Accounts receivable	32,976	25,302
Accounts payable	(80,000)	(75,480)
Total assets	$ (31,142)	$ 1,932,850